Share-based compensation (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Options granted and outstanding
The following table provides detail of the options granted and outstanding (dollars in thousands):

	Options	Weighted average exercise price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2019	7,791,833	$1.85	9.5	$—
Granted	1,050,000	$0.86
Forfeited/Expired	(1,026,391)	$(1.62)
Options outstanding as of December 31, 2020	7,815,442	$0.80	8.6	$4,246

Options exercisable as of December 31, 2020	5,684,467	$0.83	8.3	$3,094

Fair value assumptions
The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model, using the following assumptions primarily based on historical data:

	Years Ended December 31,
	2020	2019
Risk-free interest rate	0.33-0.89%	1.49-2.39%
Expected volatility (1)	67.50%	63.00%
Expected dividend yield	—%	—%
Expected life (years) (2)	3.0-6.5	3.0-6.5

(1) Expected volatility was determined using a combination of historical volatility and implied volatility.
(2) For certain options, the simplified method is utilized to determine the expected life due to the lack of historical data.